Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee’s equity grant practice is generally to determine the grants of equity awards to our NEOs for each year in December of the preceding year. Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open. Grants to new employees, including potential NEOs, are typically made at the next regularly scheduled Committee meeting following the employee’s start date. We have not historically granted stock options or stock appreciation rights to any personnel, including our executive officers, and we do not have plans to make any such grants.

Award Timing Method	The Committee’s equity grant practice is generally to determine the grants of equity awards to our NEOs for each year in December of the preceding year.Grants to new employees, including potential NEOs, are typically made at the next regularly scheduled Committee meeting following the employee’s start date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Awards are neither timed to relate to the price of our stock nor to correspond with the release of material non-public information, although grants are generally made when our trading window is open.
MNPI Disclosure Timed for Compensation Value	false